Document and Entity Information	Jun. 09, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002007587
Document Type	8-K
Document Period End Date	Jun. 09, 2025
Entity Registrant Name	American Integrity Insurance Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42634
Entity Tax Identification Number	33-2925846
Entity Address, Address Line One	5426 Bay Center Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33609
City Area Code	(813)
Local Phone Number	880-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AII
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false